Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Sep. 01, 2023
Business Acquisition [Line Items]
Operating lease ROU assets	$ 419,138	$ 368,748
Operating lease liabilities, net of current portion	$ (321,715)	$ (276,913)
Gateway Supply Company, Inc. [Member]
Business Acquisition [Line Items]
Accounts receivable			$ 21,159
Inventories			37,098
Other current assets			319
Property and equipment			3,213
Operating lease ROU assets			15,737
Goodwill			25,086
Intangibles			44,000
Other assets			86
Current portion of llease liabilities			(3,633)
Accounts payable			(8,306)
Accrued expenses and other current liabilities			(4,934)
Operating lease liabilities, net of current portion			(12,434)
Finance lease liabilities, net of current portion			(1,431)
Other liabilities			(13,417)
Total			$ 102,543